Statement of Changes in Stockholders' Equity (Deficit) (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2010	$ 14,362	$ 1,187,361	$ (670,682)	$ 531,041
Balance, shares at Dec. 31, 2010	14,361,702
Common stock issued for cash	638	199,362		200,000
Common stock issued for cash, shares	638,298			638,298
Net loss			(681,728)	(681,728)
Balance at Dec. 31, 2011	15,000	1,386,723	(1,352,410)	49,313
Balance, shares at Dec. 31, 2011	15,000,000
Common stock issued for cash	5,054	5,048,946		5,054,000
Common stock issued for cash, shares	5,054,000			5,054,000
Warrants issued for services		438,122		438,122
Stock issuance costs		(1,088,964)		(1,088,964)
Net loss			(1,999,623)	(1,999,623)
Balance at Dec. 31, 2012	$ 20,054	$ 5,784,827	$ (3,352,033)	$ 2,452,848
Balance, shares at Dec. 31, 2012	20,054,000